Consolidated Statements Of Operations (USD $)	3 Months Ended		12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Jul. 31, 2014	Jul. 31, 2013
Consolidated Statements Of Operations [Abstract]
Net product sales	$ 117,000	$ 115,000	$ 550,000	$ 820,000
Operating costs and expenses
Cost of goods sold	45,000	36,000	344,000	565,000
Selling, general and administrative	1,192,000	925,000	5,056,000	5,154,000
Research and development	176,000	213,000	1,032,000	1,169,000
Share-based compensation expense	503,000	89,000	2,958,000	720,000
Other share-based expenses	131,000		308,000
Restructuring costs		2,684,000	2,754,000
Impairment of patents				551,000
Total operating costs and expenses	2,047,000	3,947,000	12,452,000	8,159,000
Loss from operations	(1,930,000)	(3,832,000)	(11,902,000)	(7,339,000)
Other income (expense)
Change in derivative liability	(1,000)	(58,000)	(55,000)	268,000
Interest expense, net	(2,000)	(3,000)	(10,000)	(593,000)
Gain on extinguishment of debt			727,000
Other income (expense), net	(1,000)	49,000	190,000	(7,000)
Total other income (expense)	(4,000)	(12,000)	852,000	(332,000)
Net loss	$ (1,934,000)	$ (3,844,000)	$ (11,050,000)	$ (7,671,000)
Basic and diluted net loss per share	$ (0.05)	$ (0.19)	$ (0.43)	$ (0.71)
Shares used in computing basic and diluted net loss per share	37,029,203	20,701,547	25,609,548	10,838,140